Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment

Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2018	2017

Land and improvements	$2,384	$1,925
Buildings and improvements	11,268	11,206
Furniture and equipment	6,265	6,121
Leasehold improvements	99	99

	20,016	19,351
Accumulated depreciation	10,055	10,107

Premises and equipment, net	$9,961	$9,244

Summary of Future Minimum Lease Payments	Future minimum lease payments at December 31, 2018 were as follows:

(Dollars in thousands)

2019	$91
2020	71
2021	37

Total	$199